Fees and Expenses - Oakmark Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	“Management fees” have been restated to reflect current management fees resulting from a decrease in the Fund’s contractual management fee effective July 1, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees[1]	0.28%	0.28%	0.28%	0.28%
Distribution (12b‑1) fees	None	None	None	None
Total Other Expenses	0.46%	0.26%	0.27%	0.17%
Shareholder Service Plan fees	0.24%[2]	None	None	None
Other expenses[4]	0.22%	0.26%	0.27%	0.17%
Total Annual Fund Operating Expenses	0.74%	0.54%	0.55%	0.45%
Less: Fee waivers and/or expense reimbursements[3]	0.00%	0.09%	0.20%	0.15%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.74%	0.45%	0.35%	0.30%

[1] “Management fees” have been restated to reflect current management fees resulting from a decrease in the Fund’s contractual management fee effective July 1, 2026.

[2] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund’s Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

[3] Harris Associates L.P. (the “Adviser”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) (“annual operating expenses”) of each class are limited to 0.74%, 0.45%, 0.35% and 0.30% of average net assets, respectively. Each of these undertakings lasts until January 27, 2028 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the “non-interested” Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.45%, 0.35% and 0.30% of the class’s average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment (the “Repayment Provision”). Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

[4] “Other Expenses” shown above includes a repayment to the Adviser of 0.01% for Investor Class shares for fees and expenses previously waived and/or reimbursed pursuant to the Repayment Provision.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$76	$46	$36	$31
3 Years	237	164	156	129
5 Years	411	293	287	237
10 Years	918	668	670	552

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	144.00%